                               LIBERTY CALIFORNIA
                                TAX-EXEMPT FUND

                               SEMIANNUAL REPORT
                                  JULY 31, 2001

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call us at 800-345-6611. To sign up for eDelivery, visit us online at
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

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholder:

All of us in the Liberty family are shocked and saddened by the tragic events of Tuesday, September 11, 2001. We extend our heartfelt sympathies to the families and friends of the victims. As events unfold in the weeks and months to come, we encourage you to share any questions or concerns that you may have regarding your investment portfolio with your financial advisor. Please bear in mind that the following report deals with the six months ended July 31, 2001.

The stock market's continued decline significantly impacted the bond market during the period. In contrast to the stock market, many higher quality bonds performed quite well. Anticipation of Fed rate adjustments in the last months of 2000 was followed by rate cuts totaling 2.75% in the first seven months of 2001, and short-term rates began to fall much faster than rates on longer issues. Further, differing levels of inflationary concern, especially in the beginning of the period, exerted pressure on the long end of the curve, for awhile countering the influence of declining short-term interest rates. However, inflation remained relatively stable despite market concerns, which was beneficial to intermediate- and longer-term issues later in the period.

In the following commentary from Gary Swayze, you'll read more about how these significant market events impacted the bond market and how Gary has positioned the portfolio. We thank you for choosing Liberty California Tax-Exempt Fund, and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President

--------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS
  NET ASSET VALUE PER SHARE AS OF 7/31/01 ($)
        Class A                                                     7.69
        Class B                                                     7.69
        Class C                                                     7.69

  DISTRIBUTIONS DECLARED PER SHARE
    2/1/01 - 7/31/01 ($)
        Class A                                                    0.162
        Class B                                                    0.136
        Class C                                                    0.146

  A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount.
  Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------

                                                     ---------------------------
                                                     Not FDIC   May Lose Value
                                                               -----------------
                                                               No Bank Guarantee
                                                     ---------------------------

As economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

Value of a $10,000 investment
7/31/91 - 7/31/01

PERFORMANCE OF A $10,000 INVESTMENT IN
ALL SHARE CLASSES 7/31/91 - 7/31/01 ($)

                                                            without     with
                                                             sales      sales
                                                            charge     charge
-------------------------------------------------------------------------------
Class A                                                      19,027     18,123
-------------------------------------------------------------------------------
Class B                                                      17,796     17,796
-------------------------------------------------------------------------------
Class C                                                      18,689     18,689

                 Class A            Class A              Lehman Brothers
                 without             with                   Municipal
               sales charge       sales charge             Bond Index

July 1991       $10,000            $ 9,525                  $10,000
                 10,341              9,849                   10,356
                 10,565             10,063                   10,631
                 10,672             10,165                   10,733
                 11,249             10,715                   11,373
                 11,027             10,504                   11,224
                 11,483             10,937                   11,676
                 11,834             11,272                   12,091
                 12,041             11,469                   12,377
                 12,441             11,850                   12,804
                 12,680             12,078                   13,108
                 11,875             11,311                   12,353
                 12,066             11,493                   12,611
                 11,659             11,105                   12,248
                 12,065             11,492                   12,642
                 12,575             11,978                   13,174
                 12,784             12,177                   13,604
                 13,375             12,740                   14,065
                 13,970             13,306                   14,545
                 13,569             12,925                   14,222
                 13,862             13,204                   14,502
                 14,241             13,564                   14,867
                 14,386             13,703                   15,104
                 14,395             13,711                   15,166
                 15,337             14,609                   15,989
                 15,422             14,689                   16,130
                 15,975             15,217                   16,632
                 15,765             15,016                   16,577
                 16,189             15,420                   16,948
                 16,676             15,884                   17,424
                 16,969             16,163                   17,738
                 16,913             16,110                   17,729
                 16,521             15,736                   17,436
                 15,996             15,236                   17,116
                 15,965             15,207                   17,093
                 16,556             15,770                   17,565
                 17,281             16,460                   18,187
                 17,774             16,929                   18,573
                 18,597             17,713                   19,366
                 18,284             17,416                   19,389
July 2001        19,027             18,123                   20,021

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/01 (%)

Share class                     A                 B                 C
Inception date               6/16/86            8/4/92            8/1/97
------------------------------------------------------------------------------

                          without    with   without    with   without    with
                           sales     sales   sales     sales   sales     sales
                          charge    charge  charge    charge  charge    charge
------------------------------------------------------------------------------
6-month (cumulative)       2.29     -2.57    1.93     -3.07    2.07      1.07
------------------------------------------------------------------------------
1-year                    10.07      4.85    9.28      4.28    9.60      8.60
------------------------------------------------------------------------------
5-year                     6.53      5.50    5.74      5.42    6.15      6.15
------------------------------------------------------------------------------
10-year                    6.64      6.13    5.93      5.93    6.45      6.45

Average annual total return as of 6/30/01 (%)

Share class                     A                 B                 C
------------------------------------------------------------------------------

                          without    with   without    with   without    with
                           sales     sales   sales     sales   sales     sales
                          charge    charge  charge    charge  charge    charge

------------------------------------------------------------------------------
6-month (cumulative)       0.95     -3.84    0.57     -4.36    0.73     -0.26
------------------------------------------------------------------------------
1-year                     9.89      4.67    9.10      4.10    9.41      8.41
------------------------------------------------------------------------------
5-year                     6.36      5.33    5.57      5.24    5.98      5.98
------------------------------------------------------------------------------
10-year                    6.57      6.05    5.87      5.87    6.38      6.38

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance informance includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

    SEC YIELDS AS OF 7/31/01 (%)

    CLASS A                                                           3.93
    CLASS B                                                           3.37
    CLASS C                                                           3.63

       THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 3.33% FOR CLASS C SHARES.

    TAXABLE-EQUIVALENT SEC YIELDS
    AS OF 7/31/01 (%)

    CLASS A                                                           7.06
    CLASS B                                                           6.05
    CLASS C                                                           6.52

       TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE MAXIMUM EFFECTIVE 44.31% FEDERAL AND STATE INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASE OUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

    BOUGHT

    CALIFORNIA LOS ANGELES COUNTY SCHOOLS 0.0% 8/1/16
    AMBAC INSURED AAA (0.3% OF NET ASSETS)

    WE PURCHASED THIS NONCALLABLE, ZERO COUPON BOND BECAUSE IT REPRESENTS AN ATTRACTIVE PART OF THE MATURITY SPECTRUM.

    SOLD

    CALIFORNIA PASADENA CIVIC IMPROVEMENT 5.25% 2/1/16
    AMBAC INSURED AAA CALLABLE 2/1/06

    WHILE THIS INTERMEDIATE ISSUE IS OF HIGH QUALITY, WE SOLD THIS BOND BECAUSE OF ITS SHORT CALL.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   THE STATEMENTS CONTAINED IN THIS REPORT WERE WRITTEN PRIOR TO THE TRAGIC EVENTS OF SEPTEMBER 11, 2001. AS NOT ALL US MARKETS HAD REOPENED AT THE
   TIME THIS REPORT WAS PRINTED, WE CANNOT SPECULATE ABOUT THE SHORT- AND LONG-TERM IMPACT ON THE ECONOMY. PLEASE VISIT LIBERTYFUNDS.COM FOR
   REGULARLY UPDATED ECONOMIC COMMENTARY BY SENIOR ECONOMIST
   C. FRAZIER EVANS.
-------------------------------------------------------------------------------

For the six months ended July 31, 2001, the Liberty California Tax-Exempt Fund returned 2.29% on class A shares (without sales charge), underperforming its benchmark, the Lehman Brothers Municipal Bond Index, which posted a total return of 3.38%. However, the fund's return was consistent with the average for its peers, the Lipper California Municipal Debt Funds,(1) which posted an average return of 2.38% for the period. Falling interest rates and low inflation contributed to the fund's positive performance in the midst of a dramatically softening economy.

--------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

RATES DECLINE AND YIELD CURVE STEEPENS
Throughout the period, Fed easing caused a substantial and fairly consistent decline in short-term rates. However, while the economic slowdown did cause layoffs, the impact to the unemployment rate was negligible during the period. Concerns that wage pressure might lead to inflation prevented long-term rates from falling further, and the yield curve steepened. As the extent of the weakness in the economy became clear, however, inflationary concerns began to diminish. Toward the close of the period, the market seemed to expect further easing and economic weakness, along with low inflation levels, which began to positively influence the price of longer-term bonds.

PORTFOLIO POSITIONED TO BENEFIT FROM DECLINING RATES
In an attempt to benefit from these falling interest rates while reducing some of the volatility that often accompanies long-term issues, we emphasized intermediate-term debt during the period. In maintaining a focus on noncallable bonds and bonds with good call protection, the fund was able to enjoy the benefits of falling rates across the yield curve. In addition, by increasing duration, or interest rate sensitivity, we positioned the fund to benefit from declining long-term interest rates. With regard to portfolio composition, we kept the portfolio well represented in good-quality bonds, while keeping an eye out for opportunities from lower-quality issues.

CALIFORNIA FEELS PRESSURE OF ENERGY CRISIS AND RISING UNEMPLOYMENT
The California economy slowed during the period in response to the one-two punch from layoffs in the technology and dot.com industries and the energy crisis. With the budget surplus spent to acquire electricity, bonds are slated to be issued to restore the state's fiscal resources and cover the costs of current and future energy purchases. Without a budget surplus, California may find it more difficult to fund needed public works projects to support its future growth.

Residential construction was a bright spot in the California economy. The state's net migration had been positive over the past few years, though this trend has shown signs of reversing. Housing prices also responded after a prolonged sluggish period in the mid 1990s.

/s/ GARY SWAYZE

    GARY SWAYZE

GARY SWAYZE is portfolio manager of Liberty California Tax-Exempt Fund and a senior vice president of the advisor.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

-------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
-------------------------------------------------------------------------------


                             AS OF 7/31/01               AS OF 1/31/01
          1-3 YEARS              1.4                         1.9
          3-5 YEARS              0.2                         0.2
          5-7 YEARS              1.9                         1.8
          7-10 YEARS             4.1                         3.5
          10-15 YEARS           24.7                        23.5
          15-20 YEARS           35.2                        34.2
          20-25 YEARS           11.4                        15.2
          25+ YEARS             15.8                        15.7
          OTHER                  5.3                         4.0

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. As the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

-------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 7/31/01 (%)
-------------------------------------------------------------------------------

                AAA:                             71.4
                AA:                               3.0
                A:                                1.8
                BBB:                              7.2
                BB:                               1.3
                NON-RATED:                       10.6
                CASH & EQUIVALENTS:               4.7

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc. As the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

MUNICIPAL BONDS - 94.8%                                                             PAR              VALUE
----------------------------------------------------------------------------------------------------------
EDUCATION - 1.5%
EDUCATION - 1.5%
State Educational Facilities Authority:
  La Verne University,
  Series 2000,
  6.625% 06/01/20                                                            $1,000,000       $  1,074,020
  Loyola Marymount University, Series 2001,
  (a) 10/01/15                                                                1,265,000            620,647
  Pooled College & University Project,
  6.300% 04/01/21                                                             1,000,000          1,051,830
Statewide Communities Development Authority, Crossroads School
  for Arts & Sciences, Series 1998,
  6.000% 08/01/28                                                             1,935,000          1,975,422
                                                                                              ------------
                                                                                                 4,721,919
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
HEALTHCARE - 5.2%
CONGREGATE CARE RETIREMENT - 2.0%
Abag Finance Authority for Nonprofit Corps., Channing House,
  Series 1999,
  5.375% 02/15/19                                                             1,700,000          1,529,439
Riverside County Public Financing Authority, Air Force Village
  West, Inc., Series 1999,
  5.750% 05/15/19                                                             2,000,000          1,980,040
Statewide Community Development Authority, Eskaton Village -
  Grass Valley, Series 2000,
  8.250% 11/15/31                                                             2,500,000          2,512,600
                                                                                              ------------
                                                                                                 6,022,079
                                                                                              ------------
HOSPITAL - 3.2%
Abag Finance Authority for Nonprofit Corps., San Diego
  Hospital Associates,
  Series 2001-A,
  6.125% 08/15/20                                                             1,250,000          1,274,750
Hi-Desert Memorial Health Care District, Series 1998,
  5.500% 10/01/15                                                             1,000,000            918,750
Riverside County Asset Leasing Corp., Riverside County
  Hospital Project, Series B,
  5.700% 06/01/16                                                             2,500,000          2,722,150
State Health Facilities Financing Authority, Cedars-Sinai
  Medical Center, Series 1999-A,
  6.125% 12/01/30                                                             2,500,000          2,665,275
Statewide Communities Development Authority:
  St. Joseph Health System, Series 1998,
  5.250% 07/01/10                                                               560,000            588,140
  Catholic Healthcare West, Series 1999,
  6.500% 07/01/20                                                             1,500,000          1,575,945
                                                                                              ------------
                                                                                                 9,745,010
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
HOUSING - 5.8%
ASSISTED LIVING/SENIOR - 0.4%
Abag Finance Authority for Nonprofit Corps., Eskaton Gold
  River Lodge, Series 1998,
  6.375% 11/15/28                                                             1,400,000          1,190,000
                                                                                              ------------
MULTI-FAMILY - 0.0%
Santa Rosa, Chanate Lodge Project, Series 1992,
  6.625% 12/01/02                                                                20,000             20,325
                                                                                              ------------
SINGLE FAMILY - 5.4%
Southern California Home Financing Authority, Series A,
  7.625% 10/01/22                                                               520,000            524,472
State Housing Finance Agency:
  Series A-1, Class I,
  5.950% 08/01/16                                                             3,000,000          3,169,140
  Series 1997-B,
  6.000% 08/01/16                                                             1,600,000          1,694,944
State Rural Home Mortgage Finance Authority:
  Series A-2,
  7.000% 09/01/29                                                             3,795,000          4,317,192
  Series 1995-B,
  7.750% 09/01/26                                                               990,000          1,061,627
  Series 1998 B-4,
  6.350% 12/01/29                                                             2,625,000          2,908,684
  Series 2000-B,
  7.300% 06/01/31                                                             1,345,000          1,514,376
  Series 2000-D,
  7.100% 06/01/31                                                               940,000          1,058,412
Stockton, Series 1990-A,
  7.400% 08/01/05                                                                25,000             25,631
                                                                                              ------------
                                                                                                16,274,478
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
OTHER - 14.4%
POOL/BOND BANK - 1.2%
State Public Capital Improvements Financing Authority, Joint
  Powers Agency, Series 1988-A,
  8.500% 03/01/18                                                             3,500,000          3,525,235
                                                                                              ------------
REFUNDED/ESCROWED (b) - 13.2%
Central Unified School District,
  (a) 03/01/18                                                               20,065,000          8,523,411
Colton Public Financing Authority, Series 1995,
  7.500% 10/01/20                                                             2,885,000          3,151,863
Duarte, City of Hope National Medical Center, Series 1993,
  6.000% 04/01/08                                                               500,000            536,085
Fontana Public Financing Authority, North Fontana
  Redevelopment, Series 1991-A,
  7.750% 12/01/20                                                               785,000            813,888
Los Angeles Convention & Exhibit, Center, Series 1985,
  9.000% 12/01/20                                                               500,000            619,640
Moreno Valley Unified School District,
  7.400% 09/01/16                                                                20,000             20,474
Murrieta County Water District, Series 1991,
  8.300% 10/01/21                                                             1,000,000          1,028,940
Ontario Redevelopment Financing Authority, Ontario
  Redevelopment Project No. 1, Series 1993,
  5.800% 08/01/23                                                             1,500,000          1,605,795
Pomona, Series 1990-B,
  7.500% 08/01/23                                                             1,000,000          1,282,790
Riverside County, Series 1989-A,
  7.800% 05/01/21                                                             2,500,000          3,341,275
Riverside Unified School District, Community Facilities
  District No. 2, Series 1993-A,
  7.250% 09/01/18                                                             1,000,000          1,069,090
Sacramento Cogeneration Authority, Procter & Gamble Project,
  Series 1995,
  6.500% 07/01/21                                                             6,500,000          7,450,300
Sacramento Unified School, Community Facilities District No
  1, Series B,
  7.300% 09/01/13                                                             1,000,000          1,076,440
San Joaquin Hills Transportation Corridor Agency, Series 1993,
  (a) 01/01/20                                                               15,400,000          5,929,616
Soledad Redevelopment Agency Project, Series 1992,
  7.400% 11/01/12                                                               860,000            926,693
Torrance Redevelopment Agency, Downtown Redevelopment Project,
  Series 1992,
  7.125% 09/01/21                                                             1,000,000          1,023,610
Whisman School District:
  Series 1996-A:
  (a) 08/01/15                                                                1,595,000            799,988
  (a) 08/01/16                                                                1,645,000            775,108
                                                                                              ------------
                                                                                                39,975,006
                                                                                              ------------
OTHER REVENUE - 1.2%
HOTELS - 1.2%
Sacramento City Financing Authority, Sacramento Convention Center,
  Series 1999-A,
  6.250% 01/01/30                                                             3,500,000          3,521,875
                                                                                              ------------
TAX-BACKED - 51.5%
LOCAL APPROPRIATED - 14.9%
Alameda County, Capital Projects, Series 1989,
  (a) 06/15/14                                                                2,185,000          1,161,459
Anaheim Public Financing Authority, Series C,
  6.000% 09/01/14 (c)                                                         3,500,000          4,037,285
Compton, Civic Center Projects,
  5.500% 09/01/15                                                             3,000,000          3,040,860
Grossmont Unified High School District, Series 1991, Capital
  Projects,
  (a) 11/15/06                                                                4,500,000          3,730,005
Los Angeles Convention & Exhibition Authority,
  Series 1993-A,
  6.125% 08/15/11                                                             5,000,000          5,815,100
Los Angeles County Public Works Financing Authority, J.F. Shea
  Co., Series 1996-A,
  5.500% 10/01/18                                                             2,895,000          3,165,596
Los Angeles County, Antelope Valley Courthouse,
  Series 2000-A,
  5.750% 11/01/12                                                             1,995,000          2,220,156
Modesto, Community Center Project, Series 1993-A,
  5.000% 11/01/23                                                             2,235,000          2,264,904
Rancho Mirage Joint Powers Financing Authority, Civic Center,
  Series 1991-A,
  7.500% 04/01/17                                                               455,000            465,624
Ridgecrest Civic Center,
  Series 1999,
  6.250% 03/01/26                                                             1,500,000          1,585,530
Sacramento City Financing Authority, Series A,
  5.375% 11/01/14                                                             1,100,000          1,200,958
Sacramento County, Public Facilities Project,
  5.375% 02/01/19                                                             1,000,000          1,025,730
San Diego Convention Center Expansion Financing Authority,
  Series 1998-A,
  4.750% 04/01/28                                                             4,750,000          4,443,198
Santa Ana Financing Authority, Police Holding Facility,
  Series 1994-A,
  6.250% 07/01/18                                                             6,035,000          7,125,766
Victor Elementary School District, Series 1996,
  6.450% 05/01/18                                                             3,345,000          4,022,530
                                                                                              ------------
                                                                                                45,304,701
                                                                                              ------------
LOCAL GENERAL OBLIGATIONS - 8.0%
Cabrillo Unified School District, Series 1996-A,
  (a) 08/01/15                                                                3,000,000          1,484,280
East Whittier School City School District, Series A,
  5.750% 08/01/17                                                             1,675,000          1,883,353
Fairfield-Suisun Unified School District, Series 1999,
  5.250% 08/15/24                                                             1,000,000          1,012,900
Fillmore Unified School District, Series A:
  (a) 07/01/11                                                                  950,000            613,415
  (a) 07/01/12                                                                  980,000            592,694
  (a) 07/01/17                                                                  650,000            284,018
Franklin-McKinley School District, Series A,
  5.250% 07/01/16                                                             1,705,000          1,753,678
Golden West School Financing Authority, Series 1999-A,
  (a) 08/01/12                                                                1,925,000          1,157,272
Jefferson Unified High School District, Series 2000-A,
  6.450% 08/01/25                                                             1,000,000          1,217,340
Las Virgenes Unified School District, Series C,
  (a) 11/01/20                                                                1,205,000            432,041
Los Angeles County Schools,
  Series 1999-A:
  (a) 08/01/16                                                                1,945,000            895,284
  (a) 08/01/17                                                                1,980,000            853,400
Oxnard Unified High School District, Series 2001-A,
  5.650% 02/01/17                                                               960,000          1,047,619
Pomona Unified School District, Series 2001-A,
  5.900% 02/01/16                                                               845,000            961,272
Rocklin, Unified School District, Series 1991-C,
  (a) 07/01/20                                                                6,920,000          2,525,592
San Marino Unified School District,
  5.000% 06/01/23                                                             1,000,000            991,710
San Juan Unified School District,
  (a) 08/01/15                                                                2,760,000          1,365,538
San Mateo Unified High School District, Series 2001-A,
  5.375% 09/01/19                                                             1,000,000          1,034,180
Sanger Unified School District, Series 1999,
  5.350% 08/01/15                                                             1,500,000          1,626,165
Simi Valley Unified School District, Series 1997,
  5.250% 08/01/22                                                               925,000            969,650
Union Elementary School District, Series 1999-A,
  (a) 09/01/19                                                                1,750,000            671,230
Yuba City Unified School District, Series 2000,
  (a) 09/01/20                                                                2,385,000            862,750
                                                                                              ------------
                                                                                                24,235,381
                                                                                              ------------
SPECIAL NON-PROPERTY TAX - 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority:
  Series W,
  5.500% 07/01/09                                                               580,000            643,498
  Series 1996-Y,
  6.250% 07/01/12                                                             3,000,000          3,539,760
                                                                                              ------------
                                                                                                 4,183,258
                                                                                              ------------
SPECIAL PROPERTY TAX - 16.7%
Anaheim Public Financing Authority, Series A,
  5.250% 02/01/18                                                             3,000,000          3,057,690
Capistrano Unified School District, Ladera Community
  Facilities District No.98-2, Series 1999,
  5.750% 09/01/29                                                             3,000,000          2,936,250
Carson, Series 1992,
  7.375% 09/02/22                                                               905,000            943,137
Cerritos Public Financing Authority, Los Coyotes Redevelopment
  Project,
  Series 1993 A,
  6.500% 11/01/23                                                             2,000,000          2,436,640
Concord Redevelopment Agency, Central Concord Project,
  Series 1988 3,
  8.000% 07/01/18                                                                25,000             25,506
Contra Costa County Public
  Financing Authority,
  Series 1992-A,
  7.100% 08/01/22                                                               375,000            387,480
Costa Mesa Public Financing, Series 1991-A,
  7.100% 08/01/21                                                               865,000            882,793
Elk Grove Unified School District, Community Facilities,
  Series 1995:
  (a) 12/01/08                                                                2,720,000          1,092,923
  6.500% 12/01/18                                                             1,000,000          1,176,930
  6.500% 12/01/24                                                             4,055,000          4,957,278
Englewood Redevelopment Agency, Series 1998-A,
  5.250% 05/01/23                                                             1,000,000          1,046,430
La Mirada Redevelopment Agency, Civic Theater Project,
  Series 1998,
  5.700% 10/01/20                                                             1,000,000            987,500
Los Angeles Community Redevelopment Agency, Hollywood
  Redevelopment Project, Series 1998-C,
  5.375% 07/01/18                                                             1,665,000          1,786,995
Oakland Redevelopment Agency, Central District Redevelopment
  Project, Series 1992,
  5.500% 02/01/14                                                             8,400,000          9,247,140
Orange County Community Facilities District, Ladera Ranch,
  Series 1999-A,
  6.700% 08/15/29                                                             2,000,000          2,117,500
Rancho Cucamonga Redevelopment Agency,
  Series 1996,
  5.250% 09/01/16                                                             4,000,000          4,111,680
Riverside County Public Financing Authority, Redevelopment
  Projects, Series A,
  5.250% 10/01/16                                                             3,120,000          3,059,066
San Clemente Assessment Escrow,
  6.050% 09/02/28                                                             1,000,000            998,750
San Marcos Public Facilities Authority, Series 1998,
  5.800% 09/01/18                                                             1,500,000          1,511,250
Santa Fe Springs Redevelopment Agency, Consolidated
  Redevelopment Project,
  Series 1992-A,
  6.400% 09/01/22                                                             2,690,000          2,828,078
Santa Margarita Water District, Series 1999,
  6.250% 09/01/29                                                             2,500,000          2,525,000
Santa Margarita/Dana Point Authority, Series 1994-B,
  7.250% 08/01/13                                                             2,000,000          2,520,600
Riverside Public Financing Authority, Series 1991-A,
  8.000% 02/01/18                                                                60,000             60,921
                                                                                              ------------
                                                                                                50,697,537
                                                                                              ------------
STATE APPROPRIATED - 3.3%
State Public Works Board:
  Secretary of State & State Archives, Series 1992-A,
  6.500% 12/01/08                                                             1,000,000          1,170,630
  Various State Prisons Projects, Series 1993-A:
  5.000% 12/01/19                                                             6,000,000          6,181,860
  5.250% 12/01/13                                                             2,500,000          2,668,500
                                                                                              ------------
                                                                                                10,020,990
                                                                                              ------------
STATE GENERAL OBLIGATIONS - 7.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority:
  6.000% 07/01/09                                                             1,250,000          1,428,188
  6.250% 07/01/13                                                             2,750,000          3,248,658
Commonwealth of Puerto Rico, Series 1995:
  5.650% 07/01/15                                                             1,000,000          1,121,910
  6.500% 07/01/14                                                             2,000,000          2,412,580
State of California:
  5.500% 04/01/12                                                             2,770,000          3,051,820
  10.000% 02/01/10                                                            2,000,000          2,785,400
  Series 1995,
  10.000% 10/01/06                                                            1,185,000          1,539,540
  Series 1998,
  4.500% 12/01/24                                                             3,250,000          2,950,480
  Series 1999,
  4.750% 04/01/29                                                             3,600,000          3,358,512
                                                                                              ------------
                                                                                                21,897,088
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
TRANSPORTATION - 4.9%
AIR TRANSPORTATION - 1.3%
Statewide Communities Development Authority, United Airlines,
  Inc., Series 2001,
  6.250% 10/01/35                                                             4,000,000          3,980,000
                                                                                              ------------
AIRPORT - 0.7%
San Jose Airport,
  5.250% 03/01/15                                                             2,015,000          2,102,794
                                                                                              ------------
TRANSPORTATION - 2.9%
Los Angeles Harbor Department, Series 1996-B,
  5.375% 11/01/19                                                             8,750,000          8,904,175
                                                                                              ------------
----------------------------------------------------------------------------------------------------------
UTILITY - 10.3%
INDEPENDENT POWER PRODUCER - 0.3%
Commonwealth of Puerto Rico Industrial, Educational, Medical &
  Environmental Cogeneration Facilities, AES Project,
  Series 2000,
  6.625% 06/01/26                                                               800,000            868,352
                                                                                              ------------
INVESTOR OWNED - 2.0%
State Pollution Control Financing Authority:
  San Diego Gas & Electric Co., Series 1996-A,
  5.900% 06/01/14                                                             2,650,000          2,975,447
  Southern California Edison Co.:
  Series 1999-B,
  5.450% 09/01/29                                                             2,000,000          2,021,240
  Series 1999-C,
  5.550% 09/01/31                                                             1,000,000          1,006,860
                                                                                              ------------
                                                                                                 6,003,547
                                                                                              ------------
MUNICIPAL ELECTRIC - 2.0%
Commonwealth of Puerto Rico Electric Power Authority,
  Series 1989-O,
  (a) 07/01/17                                                                2,490,000          1,129,265
Reading Electric Systems, IFRN (variable rate), Series 1992-A,
  10.230% 07/08/22                                                              750,000            954,375
Sacramento Municipal Utilities District,
  Series 1993-G,
  6.500% 09/01/13                                                             1,500,000          1,798,965
  Series K,
  5.700% 07/01/17                                                             1,500,000          1,677,480
Turlock Irrigation District,
  Series 1996-A,
  6.000% 01/01/12                                                               500,000            573,465
                                                                                              ------------
                                                                                                 6,133,550
                                                                                              ------------
WATER & SEWER - 6.0%
Big Bear Lake, Series 1996,
  6.000% 04/01/15                                                             1,350,000          1,551,960
Compton, Sewer Revenue,
  Series 1998,
  5.375% 09/01/23                                                             1,320,000          1,351,852
Fresno, Series 1995-A,
  6.000% 09/01/10                                                             1,420,000          1,633,298
Los Angeles Waste Water,
  Series 1998-C,
  4.000% 06/01/15                                                             2,000,000          1,839,500
Metropolitan Water District of Southern California, IFRN
  (variable rate),
  8.280% 08/05/22                                                             2,000,000          2,237,500
Sacramento County Sanitation District Financing Authority,
  Series 2001,
  5.500% 12/01/18                                                             2,000,000          2,188,120
San Diego County Water Authority, Series 1997-A,
  5.750% 05/01/11                                                             2,100,000          2,363,445
Santa Maria, Series A,
  (a) 08/01/14                                                                2,000,000          1,056,480
State Department of Water Resources, Series 2001-W,
  5.500% 12/01/14                                                             2,000,000          2,205,100
West Kern Water District,
  5.625% 06/01/31                                                             1,500,000          1,508,302
                                                                                              ------------
                                                                                                17,935,557
                                                                                              ------------
TOTAL MUNICIPAL BONDS
  (cost of $265,904,213)                                                                       287,262,857
                                                                                              ------------

SHORT-TERM OBLIGATIONS - 4.6%                                                       PAR              VALUE
----------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 4.6% }D{
CO State Educational & Cultural Facilities Authority, National
  Cable Television Center,
  Series 1999,
  2.650% 10/01/06                                                            $  100,000       $    100,000
IA State Finance Authority, Village Court Assoc. Project,
  Series 1985-A,
  2.650% 11/01/15                                                               100,000            100,000
Burlington Medical Center,
  Series 1997,
  2.800% 06/01/27                                                               300,000            300,000
Diocese of Sioux City,
  Series 1999,
  2.650% 03/01/19                                                               800,000            800,000
IA State Higher Education Loan Authority:
  St. Ambrose University,
  Series 1995,
  2.750% 02/01/05                                                             1,500,000          1,500,000
  Loras College, Series 2000,
  2.750% 11/01/30                                                             1,200,000          1,200,000
IA Woodbury County, Siouxland Medical Educational Foundation,
  Series 1996,
  2.700% 11/01/16                                                               200,000            200,000
IL Sauget, Monsanto Co.:
  Series 1993,
  2.800% 05/01/28                                                               200,000            200,000
  Series 1996,
  2.800% 09/01/14                                                               800,000            800,000
MI Farmington Hills Hospital Finance Authority, Botsford
  General Hospital,
  Series 1991 B,
  2.800% 02/15/16                                                               900,000            900,000
MN Minneapolis:
  Series 2000,
  2.500% 12/01/10                                                             1,000,000          1,000,000
  Series 1999-A,
  2.500% 03/01/12                                                               210,000            210,000
MO State Development Finance Board, St. Louis Convention
  Center, Series 2000,
  2.850% 12/01/20                                                               400,000            400,000
MS Jackson County, Chevron USA, Inc. Project:
  2.700% 06/01/23                                                             1,300,000          1,300,000
  2.700% 12/01/16                                                             1,900,000          1,900,000
MS Perry County, Leaf River Forest Project,
  2.750% 03/01/02                                                               200,000            200,000
NY New York City Municipal Water Finance Authority,
  Series 1994-G,
  2.600% 06/15/24                                                               700,000            700,000
NY New York City:
  Series 1994 A-5,
  2.650% 08/01/20                                                             1,400,000          1,400,000
  Series 1994 E-3,
  2.650% 08/01/23                                                               300,000            300,000
TX Brazos Harbor Industrial Development Corp., Monsanto Co.,
  Series 1991,
  2.800% 03/01/21                                                               500,000            500,000
                                                                                              ------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $14,010,000)                                                                         14,010,000
                                                                                              ------------
TOTAL INVESTMENTS - 99.4%
  (cost of $279,914,213)                                                                       301,272,857
                                                                                              ------------

OTHER ASSETS & LIABILITIES - 0.6%                                                                1,805,071

                                                                                              ------------
NET ASSETS - 100.0%                                                                           $303,077,928
                                                                                              ------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) A portion of this security with a total market value of $230,702 is being used to collateralize open futures contracts.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2001.

Long futures contract open on July 31, 2001:

                                     PAR VALUE                                             UNREALIZED
                                     COVERED BY                                           APPRECIATION
TYPE                                  CONTRACT             EXPIRATION                      AT 07/31/01
----------------------------------------------------------------------------------------------------------
Treasury Bond                      $149,000,000          September 2001                     $450,725

                ACRONYM                                 NAME
                -------                                 ----
                  IFRN                       Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

  ASSETS
  Investments at value
   (cost of $279,914,213)                                   $301,272,857
  Cash                                                           810,132
  Receivable for:
   Investments sold                                               25,000
   Fund shares sold                                            3,784,850
   Dividends                                                   4,204,720
   Variation margin on futures contracts                          46,563
   Deferred Trustees' Compensation Plan                            3,326
  Other assets                                                    32,978
                                                            ------------
      Total Assets                                           310,180,426
                                                            ------------
  LIABILITIES
  Payable for:
   Investments purchased                                       6,011,699
   Fund shares repurchased                                       372,036
   Distributions                                                 547,768
   Management fee                                                122,019
   Transfer agent fee                                             33,248
   Bookkeeping fee                                                 9,217
   Trustees' fee                                                   3,185
   Deferred Trustees' fee                                          3,326
                                                            ------------
      Total Liabilities                                        7,102,498
                                                            ------------
  NET ASSETS                                                $303,077,928
                                                            ============
  COMPOSITION OF NET ASSETS
  Paid in capital                                           $279,317,260
  Undistributed net investment income                            223,855
  Accumulated net realized gain                                1,727,444
  Net unrealized appreciation on:
   Investments                                                21,358,644
   Open futures contracts                                        450,725
                                                            ------------
  NET ASSETS                                                $303,077,928
                                                            ============
  Net assets value and redemption
  price per share - Class A
  ($226,115,273/29,406,876)                                        $7.69(a)
                                                            ------------
  Maximum offering price per share -
   Class A ($7.69/0.9525)                                          $8.07(b)
                                                            ------------
  Net asset value and offering price per share - Class B
   ($53,664,661/6,978,841)                                         $7.69(a)
                                                            ------------
  Net asset value and offering price per share - Class C
   ($23,297,994/3,029,917)                                         $7.69(a)
                                                            ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2001
(Unaudited)

INVESTMENT INCOME
Interest                                                          $  7,771,371

EXPENSES
Management fee                                 $    710,355
Service fee                                         246,643
Distribution fee - Class B                          227,336
Distribution fee - Class C                           28,870
Transfer agent fee                                  185,075
Bookkeeping fee                                      54,634
Trustees' fee                                         6,370
Custody fee                                           4,902
Other expenses                                       47,657
                                               ------------
    Total Expenses                                1,511,842
    Fees waived by Distributor -- Class C           (11,548)
    Custodian credits earned                         (4,902)
                                               ------------
    Net Expenses                                                     1,495,392
                                                                  ------------
    Net Investment Income                                            6,275,979
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                        399,634
 Closed futures contracts                          (196,789)
                                               ------------
    Net realized gain                                                  202,845
                                                                  ------------
Net change in unrealized appreciation/
 depreciation on:
 Investments                                       (578,595)
 Open futures contracts                             450,725
                                               ------------
     Net change in unrealized
      appreciation/depreciation                                       (127,870)
                                                                  ------------
      Net Gain                                                          74,975
                                                                  ------------
Increase in Net Assets from Operations                            $  6,350,954
                                                                  ============

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                   JULY 31,        JANUARY 31,
                                                     2001             2001
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                           $  6,275,979      $ 12,842,059
Net realized gain on investments and futures
 contracts                                           202,845         3,470,326
Net unrealized
 appreciation/depreciation
 on investments and
 futures contracts
                                                    (127,870)       26,139,373
                                                ------------      ------------
    Net Increase from Operations                   6,350,954        42,451,758
                                                ------------      ------------
DISTRIBUTION TO SHAREHOLDERS:
From net investment income - Class A              (4,630,829)       (9,544,728)
From net realized capital gains - Class A               --            (179,394)
From net investment income - Class B              (1,090,368)       (3,058,117)
From net realized capital gains - Class B               --             (59,530)
From net investment income - Class C                (144,985)         (247,491)
From net realized capital gains - Class C               --              (4,818)
                                                ------------      ------------
Total Distributions to Shareholders               (5,866,182)      (13,094,078)
                                                ------------      ------------
SHARE TRANSACTIONS:
Subscriptions - Class A                           30,749,633        20,442,773
Distributions reinvested - Class A                 2,283,279         4,524,961
Redemptions - Class A                            (20,183,623)      (27,568,911)
                                                ------------      ------------
  Net Increase
   (Decrease) - Class A                           12,849,289        (2,601,177)
                                                ------------      ------------
Subscriptions - Class B                            6,225,141         6,699,766
Distributions reinvested - Class B                   590,275         1,621,803
Redemptions - Class B                            (21,453,475)      (28,239,746)
                                                ------------      ------------
  Net Decrease -
   Class B                                       (14,638,059)      (19,918,177)
                                                ------------      ------------
Subscriptions - Class C                           17,856,260           989,615
Distributions reinvested - Class C                    99,253           177,127
Redemptions - Class C                               (698,349)       (1,961,306)
                                                ------------      ------------
  Net Increase (Decrease)
   - Class C                                      17,257,164          (794,564)
                                                ------------      ------------
Net (Increase) Decrease from
 Fund Share
 Transactions                                     15,468,394       (23,313,918)
                                                ------------      ------------
Total Increase in Net Assets                      15,953,166         6,043,762
                                                ------------      ------------
NET ASSETS
Beginning of period                             $287,124,762      $281,081,000
                                                ------------      ------------
End of period (including undistributed and
 overdistributed net investment income of
 $223,855 and ($319,668), respectively)         $303,077,928      $287,124,762
                                                ------------      ------------
CHANGES IN SHARES:
Subscriptions - Class A                            4,048,044         2,757,867
Issued for distributions reinvested - Class A        299,945           617,955
Redemptions - Class A                             (2,658,335)       (3,795,215)
                                                ------------      ------------
  Net Increase
   (Decrease) - Class A                            1,689,654          (419,393)
                                                ------------      ------------
Subscriptions - Class B                              815,614           907,646
Issued for distributions reinvested - Class B         77,540           221,937
Redemptions - Class B                             (2,823,539)       (3,846,699)
                                                ------------      ------------
  Net Decrease -
   Class B                                        (1,930,385)       (2,717,116)
                                                ------------      ------------
Subscriptions - Class C                            2,344,535           133,053
Issued for distributions reinvested - Class B         13,006            24,295
Redemptions - Class C                                (92,287)         (268,693)
                                                ------------      ------------
  Net Increase
   (Decrease) - Class C                            2,265,254          (111,345)
                                                ------------      ------------

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty California Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Fund, but will result in a $133,726 increase in cost of securities and a corresponding $133,726 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $18,891, decrease net unrealized appreciation by $18,898, and increase net realized gains by $7. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

              AVERAGE NET ASSETS                ANNUAL FEE RATE
              ------------------                ---------------
              First $2 billion                       0.50%
              Over $2 billion                        0.45%

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Funds average net assets.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $9,186 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $16, $39,175, and $975 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2001, the Fund's service fee was 0.17% (annualized).

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average net assets.

For the six months ended July 31, 2001, the Fund's operating expenses did not exceed the 0.80% expense limit.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with the custodian bank under which custodian fees were reduced by balance credits of $4,902 applied during the six months ended July 31, 2001. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the six months ended July 31, 2001, purchases and sales of investments, other than short-term obligations, were $20,856,166 and $10,147,101, respectively.

Unrealized appreciation (depreciation) at July 31, 2001, based on cost of investments for financial statement purposes was:

   Gross unrealized appreciation                                $21,950,651
   Gross unrealized depreciation                                   (592,007)
                                                                -----------
       Net unrealized appreciation                              $21,358,644
                                                                -----------

OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2001.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                 (UNAUDITED)
                               SIX MONTHS ENDED                               YEAR ENDED JANUARY 31,
                                   JULY 31,         ----------------------------------------------------------------------------
CLASS A SHARES:                    2001              2001            2000            1999              1998            1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $  7.68            $  6.92          $  7.73          $  7.72          $  7.37          $  7.54
                                  -------            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                0.17(a)            0.35(b)          0.35(b)          0.35             0.37             0.38
Net realized and
  unrealized gain (loss)             0.00(g)            0.77            (0.80)            0.11             0.42            (0.17)
                                  -------            -------          -------          -------          -------          -------
    Total from Investment
      Operations                     0.17               1.12            (0.45)            0.46             0.79             0.21
                                  -------            -------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income          (0.16)             (0.35)           (0.34)           (0.35)           (0.37)           (0.38)
In excess of net
  investment income                    --                 --               --            (0.01)           (0.00)(g)           --
From net realized gains                --              (0.01)              --            (0.07)           (0.07)              --
In excess of net realized
  gains                                --                 --            (0.02)           (0.02)           (0.00)(g)           --
                                  -------            -------          -------          -------          -------          -------
    Total Distributions
      Declared to Shareholders      (0.16)             (0.36)           (0.36)           (0.45)           (0.44)           (0.38)
                                  -------            -------          -------          -------          -------          -------
NET ASSET VALUE, END OF
  PERIOD                          $  7.69            $  7.68          $  6.92          $  7.73          $  7.72          $  7.37
                                  -------            -------          -------          -------          -------          -------
Total return (c)                    2.29%(e)          16.49%          (5.92)%            6.23%           11.05%            2.98%
                                  -------            -------          -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                        0.88%(f)           0.89%            0.91%            0.86%            0.87%            0.88%
Net investment income (d)           4.58%(f)           4.79%            4.72%            4.60%            4.92%            5.23%
Portfolio turnover rate                4%(e)              9%              19%              13%              31%              25%
Net assets at end of
  period (000's)                 $226,115           $212,839         $194,606         $246,576         $255,838         $264,053

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Not annualized.
(f) Annualized.
(g) Less than $0.01 per share.

                                 (UNAUDITED)
                               SIX MONTHS ENDED                               YEAR ENDED JANUARY 31,
                                   JULY 31,         --------------------------------------------------------------------------
CLASS B SHARES:                      2001              2001            2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $  7.68           $  6.92         $  7.73         $  7.72          $  7.37          $  7.54
                                   -------           -------         -------         -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                 0.15(a)           0.29(b)         0.29(b)         0.29             0.31             0.33
Net realized and unrealized
  gain (loss)                         0.00(g)           0.77           (0.79)           0.11             0.43            (0.17)
                                   -------           -------         -------         -------          -------          -------
    Total from Investment
      Operations                      0.15              1.06           (0.50)           0.40             0.74             0.16
                                   -------           -------         -------         -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income           (0.14)            (0.29)          (0.29)          (0.29)           (0.31)           (0.33)
In excess of net investment
  income                                --                --              --           (0.01)           (0.01)              --
From net realized gains                 --             (0.01)             --           (0.07)           (0.07)              --
In excess of net realized
  gains                                 --                --           (0.02)          (0.02)           (0.00)(g)           --
                                   -------           -------         -------         -------          -------          -------
    Total Distributions
      Declared to Shareholders       (0.14)            (0.30)          (0.31)          (0.39)           (0.39)           (0.33)
                                   -------           -------         -------         -------          -------          -------
NET ASSET VALUE, END OF PERIOD     $  7.69           $  7.68         $  6.92         $  7.73          $  7.72          $  7.37
                                   -------           -------         -------         -------          -------          -------
Total return (c)                     1.93%(e)         15.63%         (6.63)%           5.42%           10.23%            2.21%
                                   -------           -------         -------         -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                         1.63%(f)          1.64%           1.66%           1.61%            1.62%            1.63%
Net investment income (d)            3.83%(f)          4.04%           3.97%           3.85%            4.17%            4.48%
Portfolio turnover rate                 4%(e)             9%             19%             13%              31%              25%
Net assets at end of period
  (000's)                          $53,665           $68,414         $80,416         $99,485         $101,657         $100,873

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Not annualized.
(f) Annualized.
(g) Less than $0.01 per share.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                           (UNAUDITED)
                                         SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                             JULY 31,         ----------------------------------------------------------------
CLASS C SHARES:                               2001              2001              2000             1999               1998(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.68             $  6.92           $  7.73           $  7.72            $  7.66
                                            -------             -------           -------           -------            -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.16(b)             0.32(c)           0.31(c)           0.32               0.17
Net realized and unrealized gain (loss)
  on investments                               0.00(i)             0.77             (0.79)             0.11               0.13
                                            -------             -------           -------           -------            -------
    Total from Investment Operations           0.16                1.09             (0.48)             0.43               0.30
                                            -------             -------           -------           -------            -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                    (0.15)              (0.32)            (0.31)            (0.32)             (0.17)
In excess of net investment income               --                  --                --             (0.01)                --
From net realized gains                          --               (0.01)               --             (0.07)             (0.07)
In excess of net realized gains                  --                  --             (0.02)            (0.02)                --
                                            -------             -------           -------           -------            -------
    Total Distributions Declared to
      Shareholders                            (0.15)              (0.33)            (0.33)            (0.42)             (0.24)
                                            -------             -------           -------           -------            -------
NET ASSET VALUE, END OF PERIOD              $  7.69             $  7.68           $  6.92           $  7.73            $  7.72
                                            -------             -------           -------           -------            -------
Total return (d)(e)                           2.07%(g)           15.97%           (6.35)%             5.74%              3.93%(g)
                                            -------             -------           -------           -------            -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                  1.33%(h)            1.34%             1.36%             1.31%              1.32%(h)
Net investment income (f)                     4.13%(h)            4.34%             4.27%             4.15%              4.32%(h)
Waiver                                        0.30%(h)            0.30%             0.30%             0.30%              0.30%(h)
Portfolio turnover rate                          4%(g)               9%               19%               13%                31%(g)
Net assets at end of period (000's)         $23,298              $5,872            $6,059            $5,963           $101,657

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Not annualized.
(h) Annualized.
(i) Less than $0.01 per share.

-------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty California Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
LIBERTY CALIFORNIA TAX-EXEMPT FUND

-------------------------------------------------------------------------------

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

-------------------------------------------------------------------------------

                                                                -------------
LIBERTY CALIFORNIA TAX-EXEMPT FUND                                PRSRT STD
SEMIANNUAL REPORT, JULY 31, 2001                                 U.S. POSTAGE
                                                                    PAID
[logo] L I B E R T Y                                            HOLLISTON, MA
       ---------------                                          PERMIT NO. 20
             F U N D S                                          -------------



          Liberty Funds Distributor, Inc. (C)2001
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com


                                               767-03/889G-0701 (09/01) 01/1687